UNITED STATES
                   SECURITIES AND EXCHANGE COMMISSION
                         Washington, D.C.  20549

                               FORM 13F

                         FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2000

Check here if Amendment [  ];  Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:    Woodside Asset Management, Inc.
Address: 3000 Sand Hill Rd., Bldg. 2 Ste. 160
         Menlo Park, CA  94025



13F File Number: 28-6942__

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:    Claudia Belmessieri
Title:   Operations Manager
Phone:   650-854-5100_
Signature, Place, and Date of Signing:

Claudia Belmessieri Menlo Park, CA November 13, 2000


Report Type (Check only one.):

[X ]   13F HOLDINGS REPORT.

[  ]   13F NOTICE.

[  ]   13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:





I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

                          FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:
Form 13F Information Table Entry Total:      44
Form 13F Information Table Value Total:       $152,799


List of Other Included Managers:

No.   13F File Number        Name





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                                                          FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP NO  (x$1000) PRN AMT  PRN CALL DSCRETN  MANAGERS      SOLE    SHARED   NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- -----------  -------- -------- --------

Advent Software Inc            COM              007974108      357     5112 SH       SOLE                     5112        0        0
Agilent Technologies Inc.      COM              00846U101     1559    31852 SH       SOLE                    31852        0        0
American Int'l Group Inc.      COM              026874107     5310    55489 SH       SOLE                    55489        0        0
American Power Conversion      COM              029066107     2076   108197 SH       SOLE                   108197        0        0
AMGEN Inc.                     COM              031162100     5726    82005 SH       SOLE                    82005        0        0
Avalon Bay Communities Inc.    COM              053484101     5684   119185 SH       SOLE                   119185        0        0
Bristol-Myers Squibb Co.       COM              110122108     3930    68789 SH       SOLE                    68789        0        0
Broadvision Inc.               COM              111412102      254     9900 SH       SOLE                     9900        0        0
Cisco Systems Inc.             COM              17275R102     5912   107001 SH       SOLE                   107001        0        0
EMC Corporation Mass.          COM              268648102      515     5200 SH       SOLE                     5200        0        0
Eaton Vance                    COM              278265103     4394    86150 SH       SOLE                    86150        0        0
Equity Office Properties       COM              294741103     3609   116173 SH       SOLE                   116173        0        0
Equity Residential             COM              29476L107     4788    99759 SH       SOLE                    99759        0        0
Gemstar-TV Guide Int'l Inc.    COM              36866W106     6487    74400 SH       SOLE                    74400        0        0
General Electric Co.           COM              369604103     4940    85631 SH       SOLE                    85631        0        0
Hewlett-Packard                COM              428236103     3154    32513 SH       SOLE                    32513        0        0
Home Depot Inc.                COM              437076102     4155    78300 SH       SOLE                    78300        0        0
Imperial Bancorp               COM              452556103     3894   203625 SH       SOLE                   203625        0        0
Intel Corp.                    COM              458140100     3671    88320 SH       SOLE                    88320        0        0
Internet Capital Group Inc.    COM              46059C106     1131    64870 SH       SOLE                    64870        0        0
JDS Uniphase Corp.             COM              46612J101     3789    40020 SH       SOLE                    40020        0        0
Johnson & Johnson              COM              478160104      353     3758 SH       SOLE                     3758        0        0
L-3 Communications             COM              502424104     2141    37900 SH       SOLE                    37900        0        0
Ligand Pharmaceuticals Inc.    COM              53220K207     2913   227375 SH       SOLE                   227375        0        0
Linear Technology Corp.        COM              535678106      298     4600 SH       SOLE                     4600        0        0
Microsoft Corp.                COM              594918104     3398    56340 SH       SOLE                    56340        0        0
Morgan Stanley Dean Witter     COM              617446448     4677    51150 SH       SOLE                    51150        0        0
Nortel Networks Corp. (NEW)    COM              656568102      353     5928 SH       SOLE                     5928        0        0
Oracle Corp.                   COM              68389X105     4545    57715 SH       SOLE                    57715        0        0
Palm Inc.                      COM              696642107     4662    88068 SH       SOLE                    88068        0        0
Pfizer Inc.                    COM              717081103     2203    49030 SH       SOLE                    49030        0        0
Qualcomm Inc.                  COM              747525103     6309    88541 SH       SOLE                    88541        0        0
Royal Dutch Petroleum Co.      COM              780257804     4312    71936 SH       SOLE                    71936        0        0
Sandisk Corp.                  COM              80004C101     4708    70530 SH       SOLE                    70530        0        0
Siebel Systems                 COM              826170102     4235    38045 SH       SOLE                    38045        0        0
Spectralink Corp               COM              847580107      102    10786 SH       SOLE                    10786        0        0
Spieker Properties             COM              848497103    12367   214843 SH       SOLE                   214843        0        0
Sun Microsystems Inc.          COM              866810104      916     7850 SH       SOLE                     7850        0        0
Tularik Inc.                   COM              899165104      441    13354 SH       SOLE                    13354        0        0
Tyco Int'l Ltd (NEW)           COM              902124106     3946    76075 SH       SOLE                    76075        0        0
Vornado Realty Trust           COM              929042109     4578   123300 SH       SOLE                   123300        0        0
Wal-Mart Stores, Inc.          COM              931142103     3409    70845 SH       SOLE                    70845        0        0
Watson Pharmaceuticals         COM              942683103     2734    42145 SH       SOLE                    42145        0        0
Global Crossing Ltd            COM              G3921A100     3864   124650 SH       SOLE                   124650        0        0

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